Expenses for shipping activities - Charter hire expenses (Details) $ in Thousands		6 Months Ended
	Dec. 16, 2016 vessel	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Disclosure of operating segments [line items]
Total charter hire expenses		$ (15,432)	$ (15,485)	[1]
Charter hire
Disclosure of operating segments [line items]
Total charter hire expenses		0	(62)
Bare boat hire
Disclosure of operating segments [line items]
Total charter hire expenses		$ (15,432)	$ (15,423)
Vessels | Sale And Leaseback Agreement - Bare Boat Hire
Disclosure of operating segments [line items]
Number of VLCCs delivered | vessel	4
Leaseback term	5 years

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.